Document and Entity Information	Oct. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2022
Entity File Number	000-54863
Entity Registrant Name	Eaton Corp plc
Entity Central Index Key	0001551182
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1059235
Entity Address, Address Line One	30 Pembroke Road
Entity Address, Address Line Two	Eaton House
Entity Address, City or Town	DUBLIN
Entity Address, Country	IE
Entity Address, Postal Zip Code	DUBLIN 4
City Area Code	353
Local Phone Number	1637 2900
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false